U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

PRIMECAP Odyssey Funds
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

June 23, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re: PRIMECAP Odyssey Funds
File Nos. 333-117063 and 811-21597

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, PRIMECAP Odyssey Funds (the “Trust”), on behalf of its series, the PRIMECAP Odyssey Discovery ETF, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 20, 2026, and filed electronically as Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A on June 18, 2026.

If you have any questions or require further information, do not hesitate to contact the undersigned at jay.fitton@usbank.com.

Sincerely,

/s/ Jay S. Fitton
Jay S. Fitton
for U.S. Bank Global Fund Services